Consolidated Statements of Changes in Shareholders Equity - CAD	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2013	CAD 33,096,167		CAD 18,064,886	CAD 577,916	CAD (39,996,138)	CAD 11,742,831
Beginning Balance (Shares) at Feb. 28, 2013	2,930,481
Net income					1,163,295	1,163,295
Exercise of stock options	CAD 160,158		(75,562)			84,596
Exercise of stock options (Shares)	30,864
Shares repurchased under provisions of the share repurchase plan		CAD (542,955)	317,963			(224,992)
Shares cancelled	CAD (542,955)	542,955
Shares cancelled (Shares)	(48,348)
Stock based compensation expense			54,471			54,471
Ending Balance at Feb. 28, 2014	CAD 32,713,370		18,361,758	577,916	(38,832,843)	12,820,201
Ending Balance (Shares) at Feb. 28, 2014	2,912,997
Net income					335,582	335,582
Exercise of stock options	CAD 146,199		(69,638)			76,561
Exercise of stock options (Shares)	28,553
Shares repurchased under provisions of the share repurchase plan		(458,129)	283,035			(175,094)
Shares cancelled	CAD (458,129)	458,129
Shares cancelled (Shares)	(41,008)
Stock based compensation expense			16,236			16,236
Ending Balance at Feb. 28, 2015	CAD 32,401,440		18,591,391	577,916	(38,497,261)	13,073,486
Ending Balance (Shares) at Feb. 28, 2015	2,900,542
Net income					(1,303,284)	(1,303,284)
Shares repurchased under provisions of the share repurchase plan		(454,708)	278,392			(176,316)
Shares cancelled	CAD (454,708)	CAD 454,708
Shares cancelled (Shares)	(40,705)
Stock based compensation expense			83,880			83,880
Ending Balance at Feb. 29, 2016	CAD 31,946,732		CAD 18,953,663	CAD 577,916	CAD (39,800,545)	CAD 11,677,766
Ending Balance (Shares) at Feb. 29, 2016	2,859,837